Operating Income	12 Months Ended
Dec. 31, 2018
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Operating Income

Note 15: Operating Income

The operating income is broken down in the following manner:

	December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
Revenues	—	—	—
Research tax credit	7,228	9,330	11,034
Subsidies	303	271	152
Other operating income	1,554	2,308	3,351

Total	9,084	11,909	14,537

The Company recognized as other income a portion of the upfront fee and milestones agreed under the contract with Nestlé which are deferred over the performance obligation. As of December 31, 2018, the end of the service obligation period over which the revenue from Nestlé will be deferred is expected by 2022.